SHARE CAPITAL	12 Months Ended
Dec. 31, 2018
Disclosure Of SHARE CAPITAL [Abstract]
Disclosure of issued capital [text block]
23.	SHARE CAPITAL

	As of December 31,
	2018		2017
	Number	US$	Number	US$
	of shares	‘000	of shares	‘000
Authorized:
Ordinary shares of US$0.008 each
At January 1 and December 31	51,000,000	400	51,000,000	400

	As of December 31,
	2018			2017
	Number	RMB		Number	RMB
	of shares	‘000		of shares	‘000
Issued:	5,678,703	306		3,851,485	206
Outstanding and fully paid:
Ordinary shares of US$0.008 each
At January 1	3,851,485	206		2,820,939	151
Issuance of new shares	1,770,299	97		1,003,152	53
Equity compensation	56,919	3		27,394	2
At December 31	5,678,703	306	(2)	3,851,485	206	(1)

(1)
 Equivalent to US$31,000
(2)
 Equivalent to US$45,000

On November 21, 2007, CHAC consummated its initial public offering, or IPO, of 12,800,000 units, including 800,000 units subject to an over-allotment option, with each unit consisting of one ordinary share, US$ 0.001 par value per share, and one warrant to purchase one ordinary share at an exercise price of US$ 7.50 per share. The units were sold at an offering price of US$ 10.00 per unit, generating total gross proceeds of US$ 128,000,000. Simultaneously with the consummation of the IPO, CHAC consummated the private sale of 2,750,000 warrants to CHAC’s founders at a price of US$ 1.00 per warrant, generating total proceeds of US$ 2,750,000. CHAC’s founders had 3,200,000 ordinary shares as founding shares.

All ordinary shares are equally eligible to receive dividends and represent one vote at shareholders’ meetings of the Company.

Each warrant entitled the holder to purchase shares at US$ 7.50 per share, subject to adjustment in the event of stock dividends and splits, reclassifications, combinations and similar events for a period commencing on the later of: (a) completion of the business combination and (b) one year from the closing date of the IPO, and ending November 16, 2012. On November 16, 2012, all of the share purchase warrants expired and ceased to trade.

On November 20, 2009, pursuant to the acquisition agreement, China Ceramics acquired all of the issued and outstanding shares of Success Winner held by Mr. Wong Kung Tok in exchange for US$ 10.00 and 5,743,320 shares of China Ceramics. In addition, 8,185,763 shares of China Ceramics were placed in escrow (the “Contingent Shares”) and for release to Mr. Wong Kung Tok in the event certain earnings and stock price thresholds are achieved. Of the Contingent Shares, up to 5,185,763 Contingent Shares could have been released based on achieving growth in either net earnings before tax or net earnings after tax, following the completion of an annual audit. Additionally, 3,000,000 Contingent Shares could have been released if China Ceramics shares closed at or above certain share price targets for any twenty trading days within a thirty trading day period prior to April 30, 2012. The Contingent Shares were to be released without regard to continued employment and were only contingent on future earnings and the stock price of China Ceramics. On May 24, 2010, the Company issued 1,214,127 shares to Mr. Wong Kung Tok based on the audited earnings before tax result for the fiscal year 2009. On April 7, 2011, the Company issued 1,794,800 shares to Mr. Wong Kung Tok based on the audited earnings before tax result for the fiscal year 2010. On April 3, 2012, the Company issued 2,176,836 shares to Mr. Wong Kung Tok based on the audited earnings before tax result for the fiscal year 2011. No further Contingent Shares may be issued to Mr. Wong Kung Tok. The issuance of the Contingent Shares is accounted for as a stock dividend.

The share price targets for the issuance of the additional 3,000,000 Contingent Shares were not met by April 30, 2012.

Also, concurrent with the Success Winner Acquisition, the Company purchased an aggregate of 11,193,149 ordinary shares from the public stockholders for an aggregate purchase price of approximately RMB 752.2 million in transactions intended to assure the successful completion of the business combination. In connection with the closing of the Success Winner Acquisition, the CHAC’s founders forfeited 1,600,000 of their founders’ shares to CHAC for cancellation.

On May 25, 2010, the Company purchased 996,051 public warrants from four warrant holders (all managed by a single entity) at a price of US$ 1.00 per warrant in a privately negotiated transaction. The total amount paid to purchase the public warrants was US$ 996,051 (equivalent to RMB 6,803,000) and has been deducted from shareholders’ equity.

The Company initiated an exchange offer (the “Offer”) pursuant to which holders of all 14,553,949 of the Company’s outstanding warrants (the “Warrants”) had the opportunity to acquire the Company’s shares through a warrant for share exchange. The Company issued one share for every four warrants tendered. On September 1, 2010, pursuant to the terms of the tender offer, 11,779,649 warrants were exchanged for 2,944,904 shares, which are freely tradable.

On November 24, 2010, the Company closed an underwritten public offering of 3,350,000 shares at a price of US$7.75 per share for gross proceed of approximately RMB172.7 million. The total net proceeds of the offering to the Company, after deduction of underwriters’ commissions and discounts and estimated transaction expenses, were approximately RMB 159.6 million.

On February 4, 2016, we announced the pricing of public offering of its shares (and common stock equivalents) with total gross proceeds of approximately $900,000 (the “Offering”). The net proceeds to the Company from this offering, before deducting the placement agent’s fees and expenses, were approximately $785,000.

In connection with the Offering, the Company issued 1,428,571 shares at the price of US$0.63 per share, with each share coupled with a Class A Warrant (1,428,571 Class A Warrants in the aggregate) to purchase one share and a Class B Warrant (1,428,571 Class B Warrants in the aggregate) to purchase one share. The shares, the Class A Warrants and the Class B Warrants were sold as units, but were issued separately. The Class A Warrants have an exercise price of US $0.63 per share and the Class B Warrants have an exercise price of $0.78 per share. The Class A Warrants are exercisable on or after the date of issuance and will terminate on the six-month anniversary of the date of issuance. The Class B Warrants are exercisable on or after the date of issuance and will terminate on the five-year anniversary of the date of issuance.

Dawson James Securities, Inc. acted as the Company’s exclusive placement agent, on a best efforts basis, in connection with the Offering. Pursuant to the terms and provisions of the Placement Agency Agreement by and between the Company and the Placement Agent, dated as of February 3, 2016 (the “PAA”), the Company paid the Placement Agent a cash placement fee equal to 8% of the gross proceeds of the Offering, or $71,999, plus a non-accountable expense allowance equal to $25,000. The Placement Agent also received five-year warrants (the “Compensation Warrants”) to purchase up to a number of shares equal to 8% of the aggregate number of shares sold in the Offering, or 114,286 shares. The Compensation Warrants have substantially the same terms as the Class B Warrants in the Offering, except that such Compensation Warrants have an exercise price of US$0.78 (125% of the public offering price per share) and terminate on the five year anniversary of the effective date of this offering.

Effective as of June 28, 2016, the Company implemented a reverse stock split of its ordinary shares. The new CUSIP number for the Company's common stock following the reverse split is G2113X134. On May 23, 2016, the Company’s Board of Directors approved a one-for-eight reverse stock split intended to increase the per share trading price of the Company's outstanding ordinary shares in order to comply with the minimum bid price requirement of $1.00 per share for continued listing on the NASDAQ Stock Market. In order to maintain the Company's listing on the NASDAQ Capital Market, the Company's common stock must have a closing bid price of $1.00 or more for a minimum of ten consecutive trading days by September 19, 2016. The reverse stock split reduced the number of outstanding ordinary shares of the Company from approximately 21.9 million shares to approximately 2.7 million shares and the par value per share will increase from $0.001 to $0.008. In lieu of issuing fractional shares, the Company rounded fractions of shares down to the nearest whole share. All outstanding stock options, warrants and other rights to purchase the Company's ordinary shares was adjusted proportionately as a result of the reverse stock split. The number of total authorized ordinary shares of the Company was not changed as a result of the reverse split. The December 31, 2015 number of shares was retroactively restated to reflect the 8:1 reverse split made in June 28, 2016.

On April 3, 2017, the Company, pursuant to a securities purchase agreement, between the Company and an institutional accredited investor, completed a registered offering of US$631,579 principal amount of its 5% original issue discount convertible promissory note due January 3, 2018 for the purchase price of US$ 600,000. At its option, the holder of the Note may convert the Note into the right to acquire shares of the Company at any time prior to the Maturity Date at the conversion price which is equal to 85% of the volume weighed average price (VWAP) per share over the five (5) trading day period prior to each conversion of the Note, subject to $1.00 per share floor price and other conversion limitations to ensure compliance with the Nasdaq Stock Exchange and other applicable laws, rules and regulations. Right after the issuance of the convertible promissory note, from April 4, 2017 through May 23, 2017, the investors converted this note into 369,626 common shares at the conversion price ranging from US$1.1828 – US$1.9355 per share.

On July 18, 2017, the Company completed a private place for proceeds of US$861,595 by issuing 633,526 shares at US$ 1.36 per share.

From August to December 2017, the Company issued aggregate of 27,394 shares to its Chief Financial Officer as stock compensation expense. The fair value of 27,394 shares was RMB 294,000.

On April 19, 2018, the Company entered into a securities purchase agreement with certain individual investors relating to a registered direct offering, issuance and sale of an aggregate of 770,299 of its shares, at a purchase price of US$1.56 per share. The net proceeds to the Company from the Offering were RMB 7,952,000 (US$1.2 million). The Offering closed on April 23, 2018. Proceeds from the Offering is used for working capital and general corporate purposes. There were no discounts or brokerage fees associated with this Offering.

On November 29, 2018, the Company announced and on December 4, 2018, the Company closed a public offering of its common shares (and common stock warrants) with net proceeds of RMB 7,332,000 (US$ 1.07 million). The gross proceeds was RMB 8,732,000 (US$ 1.27 million) and related commission and legal expense was RMB 1,400,000 (US$ 203,600). The Company intends to use the net proceeds from the offering to fund inventory, distribution expenses, vendor obligations outside of the PRC, as well as for general corporate and working capital purposes.

In connection with the Offering, the Company issued 1,000,000 common shares at the price of $1.27 per share, with each common share coupled with a warrant (500,000 warrants in the aggregate) to purchase one common share. The common shares and the warrants were sold as units, but are immediately separable and will be issued separately. The warrants have an exercise price of $1.27 per share. The warrants will be exercisable on or after the date of issuance and will terminate on the five-year anniversary of the date of issuance.

In connection with the Offering, the Company executed a Placement Agency Agreement, to pay the Placement Agent a cash placement fee equal to 8% of the gross proceeds of the Offering, plus road show, diligence, legal and other expenses of the Placement Agent of $45,000. The Placement Agent also receive five-year warrants to purchase up to 50,000 common shares, which such Compensation Warrants will have substantially the same terms as the warrants sold in the Offering, except that such Compensation Warrants will have an exercise price of $1.5875 per share or 125% of the public offering price and will terminate on the five year anniversary of the effective date of this offering.

The total fair value of the warrants granted to investors and placement agent is RMB4,955,000. The fair values of warrants granted were determined using a variation of the Black-Scholes Option Pricing Model that takes into account factors specific to the share incentive plans, such as the vesting period. The following principal assumptions were used in the valuation:

Grant date	December 4, 2018
Share price at date of grant	US$	1.18
Exercise price at date of grant (investors and placement agent, respectively)	US$	1.27 & US$ 1.5875
Volatility		168%
Warrant life		5 years
Dividend yield		0%
Risk-free interest rate		2.63%
Fair value at grant date	US$	1.45

Following is a summary of the warrant activity for the year ended December 31, 2018:

	Number of Warrants	Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Granted	500,000	$1.30	5
Exercised	-	-	-
Forfeited	-	-	-
Expired	-	-	-
Outstanding at December 31, 2018	500,000	$1.30	4.93
Exercisable at December 31, 2018	500,000	$1.30	4.93

From January to December 31, 2018, the Company issued aggregate of 56,919 shares to its Chief Financial Officer as stock compensation expense. The fair value of 56,919 shares was RMB619,000.